Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 016
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
KIMBERLY-CLARK CORPORATION
401(K) AND PROFIT SHARING PLAN
SCHEDULE H, PART IV, 4i
SCHEDULE OF ASSETS (HELD AT END OF YEAR)

SPONSOR'S EIN: 39-0394230
PLAN NAME/NUMBER: Kimberly-Clark Corporation 401(K) and Profit Sharing Plan / 016

		December 31 2025
Identity of Investment Issuer	Description of Investment
		(Thousands of dollars)
The Northern Trust (1)	Collective Fund:
	Collective Government Short-Term Investment Fund	$6,100
		6,100

Columbia Management	Collective Funds:
	CT Money Market Fund Z	122,285
	CT Stable Government Fund Z	53,907
	CT Stable Income Fund Z	142,208
		318,400

BlackRock	Collective Funds:
	U.S. Debt Index Fund F	502,153
	Russell 1000 Index Fund F	815,804
	Russell 1000 Value Index Fund F	486,483
	Russell 1000 Growth Index Fund F	910,396
	Russell 2000 Index Fund F	207,673
	MSCI ACWI ex-U.S. IMI Index Fund F	638,742
	LifePath Index Target Conservative Fund F	135,902
	LifePath Index 2030 Fund F	80,433
	LifePath Index 2035 Fund F	184,192
	LifePath Index 2040 Fund F	98,184
	LifePath Index 2045 Fund F	154,997
	LifePath Index 2050 Fund F	92,204
	LifePath Index 2055 Fund F	90,863
	LifePath Index 2060 Fund F	44,445
	LifePath Index 2065 Fund F	17,230
	LifePath Index 2070 Fund F	1,281
		4,460,982

K-C (1)	Kimberly-Clark Corporation Common Stock	125,975

Fidelity (1)	Self-Directed Brokerage Account	521,437

The Northern Trust (1)	Notes receivable from participants rate of interest (4.25% - 9.5%) maturity dates (January 2026 - December 2035)	39,018

Total Investments		$5,471,912
(1) Sponsor and/or issuer known to be a party-in-interest to the Plan.
Cost is not presented as all investments are participant directed.
See accompanying report of independent registered public accounting firm.